IMPAIRMENT OF ASSETS (Details 2) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 51,325	$ 55,891	$ 54,800
Arauco Canada Ltd. (Flakeboard Company Ltd) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	40,554	40,726
Arauco do Brasil S.A. (Pien mill) [Member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	10,039	14,433
Arauco North America, Inc. (Prime-Line, Inc.) [member]
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill	$ 732	$ 732